RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of amounts due to related parties comprised of amounts payable to purchase of raw materials and others

	At December 31,
	2019	2020
Due from ReneSola Singapore (1)and its subsidiaries	$19,107,981	$16,887,295
Allowance for credit losses (2)	(4,308,679)	(9,853,290)
Due from ReneSola Singapore (1)and its subsidiaries, net	14,799,302	7,034,005

Due to ReneSola Singapore (1)and its subsidiaries	17,546,934	14,690,574

Due to related party balances, net	$2,747,632	$7,656,569

Schedule of related party transactions

	Years ended December 31,
	2018	2019	2020
Purchase of modules from	$12,466,413	$2,534,750	$—
Receiving services	—	—	26,070
Rendering of service to	5,168,278	834,875	299,626
Borrowing from (3)	17,273,194	793,269	12,827
Acquire project companies from (4)	11,286,840	—	—
(1)

After the disposal of the discontinued business in September 2017, ReneSola Singapore Pte., Ltd and its subsidiaries became a related party of the Company in that both ReneSola Singapore and the Company are under common control of Mr. Li Xianshou. The balances due from ReneSola Singapore and its subsidiaries were mainly for rendering service to them. The balances due to ReneSola Singapore and its subsidiaries were mainly for modules, raw materials that the Company purchased from them and borrowings from them.

(2)	Allowance for credit losses represented long-aging receivable balances from ReneSola Singapore Pte., Ltd and its subsidiaries for which the Company deemed there was a credit risk.
(3)

Represents borrowings under an agreement between the Company (“borrower”) and ReneSola Singapore (the “lender”). The lender grants to the borrower a loan in the principal amount of up to US$200 million with annual interest rate of 1%. There is no fixed repayment schedule of this loan.

In 2018, the Company acquired certain project companies from ReneSola Zhejiang Ltd and ReneSola Jiangsu Ltd for total cash consideration of $11.29 million for power generation purpose, which constituted an asset purchase. Total net assets of these acquired companies were $11.29 million.